Share-based payments - Schedule of (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares granted in LTI	$ 27,407,411
Equity Plus Guaranteed Shares	4,714,941
Cumulative Exercised Shares	(19,728,747)
Shares in trust	$ 12,393,605
2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total Relative Return	0
Shares granted in LTI	$ 0
Equity Plus Guaranteed Shares	0
Cumulative Exercised Shares	0
Shares in trust	$ 0
2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total Relative Return	0.55
Shares granted in LTI	$ 863,499
Equity Plus Guaranteed Shares	483,826
Cumulative Exercised Shares	(1,347,325)
Shares in trust	$ 0
2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total Relative Return	0.40
Shares granted in LTI	$ 637,200
Equity Plus Guaranteed Shares	944,674
Cumulative Exercised Shares	(1,581,873)
Shares in trust	$ 0
2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total Relative Return	1.45
Shares granted in LTI	$ 3,423,106
Equity Plus Guaranteed Shares	753,372
Cumulative Exercised Shares	(4,176,478)
Shares in trust	$ 0
2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total Relative Return	1.50
Shares granted in LTI	$ 3,550,449
Equity Plus Guaranteed Shares	515,706
Cumulative Exercised Shares	(4,066,156)
Shares in trust	$ 0
2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total Relative Return	1.50
Shares granted in LTI	$ 3,707,949
Equity Plus Guaranteed Shares	520,492
Cumulative Exercised Shares	(4,228,441)
Shares in trust	$ 0
2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total Relative Return	1.43
Shares granted in LTI	$ 3,760,851
Equity Plus Guaranteed Shares	525,181
Cumulative Exercised Shares	(2,876,552)
Shares in trust	$ 1,409,480
2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total Relative Return	1.43
Shares granted in LTI	$ 3,763,449
Equity Plus Guaranteed Shares	592,318
Cumulative Exercised Shares	(1,451,922)
Shares in trust	$ 2,903,845
2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total Relative Return	1.43
Shares granted in LTI	$ 3,722,427
Equity Plus Guaranteed Shares	379,372
Cumulative Exercised Shares	0
Shares in trust	$ 4,101,799
2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total Relative Return	1.28
Shares granted in LTI	$ 3,978,481
Equity Plus Guaranteed Shares	0
Cumulative Exercised Shares	0
Shares in trust	3,978,481
MIN | 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	0
MIN | 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	695,215
MIN | 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	695,215
MIN | 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	1,000,000
MIN | 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	1,000,000
MIN | 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	1,000,000
MIN | 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	1,100,000
MIN | 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	1,100,000
MIN | 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	1,100,000
MIN | 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	1,545,642
TARGET | 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	1,738,037
TARGET | 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	1,738,037
TARGET | 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	1,738,037
TARGET | 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	2,500,000
TARGET | 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	2,500,000
TARGET | 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	2,500,000
TARGET | 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	2,750,000
TARGET | 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	2,750,000
TARGET | 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	2,750,000
TARGET | 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	3,091,283
MAX | 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	2,600,000
MAX | 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	2,607,056
MAX | 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	2,607,056
MAX | 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	3,750,000
MAX | 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	3,750,000
MAX | 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	3,750,000
MAX | 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	4,125,000
MAX | 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	4,125,000
MAX | 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	4,125,000
MAX | 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	$ 4,636,925